Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
2022 PAY VERSUS PERFORMANCE
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The following table reports the compensation of our CEO and the average compensation of the other named executive officers (“Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to recently adopted SEC rules, and certain performance measures required by the rules.

Year	Summary Compensation Table Total for CEO ($) (1)	Compensation Actually Paid to CEO ($) (1)(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income($) (millions)	Growth in Tangible Book Value (%) (5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)

2022	$6,010,335	$4,461,048	$2,609,674	$2,462,181	$112	$116	$569	17.47%

2021	$5,349,830	$7,640,559	$1,789,527	$2,707,854	$131	$125	$474	16.23%

2020	$4,879,048	$3,682,555	$1,737,946	$1,569,427	$90	$91	$391	13.31%

(1)	Reflects compensation for our Chairman and CEO, Ira Robbins, who served as our CEO in 2020, 2021 and 2022.

(2)	Reflects compensation for our Other NEOs as follows:

•	2020: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Robert J. Bardusch

•	2021: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Joseph V. Chillura

•	2022: Michael D. Hagedorn, Thomas A. Iadanza, Raja Dakkuri and Joseph V. Chillura

(3)	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to Summary Compensation Table total pay for our CEO and Other NEOs:

Adjustments	CEO						Other NEO Average
	2022		2021		2020		2022		2021		2020

Summary Compensation Table Total		$6,010,335		$5,349,830		$4,879,048		$2,609,674		$1,789,527		$1,737,946

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	-$	3,060,578	-$	2,633,731	-$	2,285,938	-$	692,591	-$	761,890	-$	789,038

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding		$1,921,547		$2,837,919		$1,497,358		$652,868		$944,088		$713,297

Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding	-$	489,698		$1,929,016	-$	186,348	-$	118,799		$685,641	-$	72,162

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY		$79,441		$157,525	-$	56,413		$11,030		$50,488	-$	20,616

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table		$0		$0	-$	165,153		$0		$0		$0

Compensation Actually Paid (CAP)		$4,461,048		$7,640,559		$3,682,555		$2,462,181		$2,707,854		$1,569,427
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC Topic 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

(4)	Peer Group used for total shareholder return (“TSR”) comparisons reflects KBW Regional Bank Index.

(5)
The Company has identified Growth in Tangible Book Value (“GITBV”) as the company-selected measure for the pay versus performance disclosure. GITBV was chosen from among the following three financial performance measures that we believe are most important in linking CAP for our CEO and our Other NEOs to Company performance during 2022:

Company Selected Measure Name	Growth in Tangible Book Value
Named Executive Officers, Footnote [Text Block]
(2)	Reflects compensation for our Other NEOs as follows:

•	2020: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Robert J. Bardusch

•	2021: Michael D. Hagedorn, Thomas A. Iadanza, Ronald H. Janis and Joseph V. Chillura

•	2022: Michael D. Hagedorn, Thomas A. Iadanza, Raja Dakkuri and Joseph V. Chillura

Peer Group Issuers, Footnote [Text Block]
(4)	Peer Group used for total shareholder return (“TSR”) comparisons reflects KBW Regional Bank Index.

PEO Total Compensation Amount	$ 6,010,335	$ 5,349,830	$ 4,879,048
PEO Actually Paid Compensation Amount	$ 4,461,048	7,640,559	3,682,555
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to Summary Compensation Table total pay for our CEO and Other NEOs:

Adjustments	CEO						Other NEO Average
	2022		2021		2020		2022		2021		2020

Summary Compensation Table Total		$6,010,335		$5,349,830		$4,879,048		$2,609,674		$1,789,527		$1,737,946

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	-$	3,060,578	-$	2,633,731	-$	2,285,938	-$	692,591	-$	761,890	-$	789,038

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding		$1,921,547		$2,837,919		$1,497,358		$652,868		$944,088		$713,297

Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding	-$	489,698		$1,929,016	-$	186,348	-$	118,799		$685,641	-$	72,162

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY		$79,441		$157,525	-$	56,413		$11,030		$50,488	-$	20,616

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table		$0		$0	-$	165,153		$0		$0		$0

Compensation Actually Paid (CAP)		$4,461,048		$7,640,559		$3,682,555		$2,462,181		$2,707,854		$1,569,427
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC Topic 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,609,674	1,789,527	1,737,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,462,181	2,707,854	1,569,427
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	To calculate CAP, as defined in the applicable SEC rules, the following adjustments were made to Summary Compensation Table total pay for our CEO and Other NEOs:

Adjustments	CEO						Other NEO Average
	2022		2021		2020		2022		2021		2020

Summary Compensation Table Total		$6,010,335		$5,349,830		$4,879,048		$2,609,674		$1,789,527		$1,737,946

Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	-$	3,060,578	-$	2,633,731	-$	2,285,938	-$	692,591	-$	761,890	-$	789,038

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding		$1,921,547		$2,837,919		$1,497,358		$652,868		$944,088		$713,297

Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding	-$	489,698		$1,929,016	-$	186,348	-$	118,799		$685,641	-$	72,162

Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY		$79,441		$157,525	-$	56,413		$11,030		$50,488	-$	20,616

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table		$0		$0	-$	165,153		$0		$0		$0

Compensation Actually Paid (CAP)		$4,461,048		$7,640,559		$3,682,555		$2,462,181		$2,707,854		$1,569,427
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock units are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC Topic 718 purposes, and the stock price on the relevant measurement date. Stock options are valued using a Black Scholes model as at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CEO and Average Other NEO CAP vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	CEO and Average Other NEO CAP vs GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CEO and Average Other NEO CAP vs Company Selected Measure
Total Shareholder Return Vs Peer Group [Text Block]	CEO and Average Other NEO CAP vs Company TSR and Peer Group TSR
Tabular List [Table Text Block]	Tabular List of Company Financial Performance Measures:

• Growth in Tangible Book Value • Core Net Income • Relative TSR

Total Shareholder Return Amount	$ 112	131	90
Peer Group Total Shareholder Return Amount	116	125	91
Net Income (Loss)	$ 569,000,000	$ 474,000,000	$ 391,000,000
Company Selected Measure Amount	0.1747	0.1623	0.1331
PEO Name	Ira Robbins	Ira Robbins	Ira Robbins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Tangible Book Value
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,060,578)	$ (2,633,731)	$ (2,285,938)
PEO [Member] | Fair Value at Fiscal Year FY End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,921,547	2,837,919	1,497,358
PEO [Member] | Change in Fair Value at FY End Versus Prior FY End for Awards Granted in a Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(489,698)	1,929,016	(186,348)
PEO [Member] | Change in Fair Value at Vesting Date Versus Prior FY End for Awards Granted in a Prior FY that Vested During the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,441	157,525	(56,413)
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(165,153)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(692,591)	(761,890)	(789,038)
Non-PEO NEO [Member] | Fair Value at Fiscal Year FY End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	652,868	944,088	713,297
Non-PEO NEO [Member] | Change in Fair Value at FY End Versus Prior FY End for Awards Granted in a Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(118,799)	685,641	(72,162)
Non-PEO NEO [Member] | Change in Fair Value at Vesting Date Versus Prior FY End for Awards Granted in a Prior FY that Vested During the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,030	50,488	(20,616)
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0